Related Parties	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTIES

NOTE 10 – RELATED PARTIES

The Company’s advances and notes payable are from the officers/cofounders. At the time when the Company needed funds for working capital, the business decided it would be easier to look internally for these funds rather than through banks. Such advances and notes payable were repaid during the six months ended June 30, 2021. See Notes 3, 4 and Note 5.

NOTE 7 – RELATED PARTIES

The Company’s advances and notes payable are from the officers/cofounders. At the time when the Company needed funds for working capital, the business decided it would be easier to look internally for these funds rather than through banks. See Note 4 and Note 5.